Warrant Liabilities - Schedule of Movements In Warrant Liabilities (Details) € in Thousands				1 Months Ended	12 Months Ended
	Oct. 18, 2023 EUR (€) warrant	Oct. 03, 2023 EUR (€) warrant	Apr. 15, 2022 shares	Oct. 18, 2023 shares	Dec. 31, 2024 EUR (€) warrant shares	Dec. 31, 2023 EUR (€) warrant shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Liabilities at beginning of period					€ 561,640
Liabilities at end of period					€ 753,732	€ 561,640
Warrant
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant Outstanding (shares) | warrant					0	13,799,948
Liabilities at beginning of period					€ 0	€ 1,296
Warrant assumed on transaction date (shares) | warrant
Warrants assumed on Transaction date
Change in fair value of warrant liabilities					€ 0	€ 6,273
Warrants exercised (in shares) | shares					0	(13,799,948)
Warrants exercised	€ (271)	€ (7,298)			€ 0	€ (7,569)
Warrant Outstanding (shares) | warrant					0	0
Liabilities at end of period					€ 0	€ 0
Public Warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant Outstanding (shares) | warrant					0	13,799,948
Liabilities at beginning of period					€ 0	€ 1,296
Warrant assumed on transaction date (shares)	770,110	13,029,838		13,799,948
Warrants assumed on Transaction date
Change in fair value of warrant liabilities					€ 0	€ 6,273
Warrants exercised (in shares) | shares					0	(13,799,948)
Warrants exercised					€ 0	€ (7,569)
Warrant Outstanding (shares) | warrant					0	0
Liabilities at end of period					€ 0	€ 0
Private Placement Warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant Outstanding (shares) | warrant					0	0
Liabilities at beginning of period					€ 0	€ 0
Warrant assumed on transaction date (shares)			9,360,000
Warrants assumed on Transaction date
Change in fair value of warrant liabilities					€ 0	€ 0
Warrants exercised (in shares) | shares					0	0
Warrants exercised					€ 0	€ 0
Warrant Outstanding (shares) | warrant					0	0
Liabilities at end of period					€ 0	€ 0